Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Income Taxes
Beginning of year balance	$ 367	$ 547	$ 591
Increases based on current period tax positions	122	34	28
Increases based on prior period tax positions	9	39	22
Decreases based on prior period tax positions	(9)	(32)	(30)
Decreases related to settlements with tax authorities	(13)	(164)	(10)
Decreases related to a lapse of applicable statute of limitation	(58)	(25)	(7)
Foreign currency translation adjustment	44	(32)	(47)
End of year balance	$ 462	$ 367	$ 547